Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 2,115
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	4,000	$ 4,000
Accumulated Amortization, Core deposits	(1,885)	(1,486)
Net Carrying Amount, Core deposits	$ 2,115	$ 2,514